UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-4058

                              The Korea Fund, Inc.
               (Exact name of registrant as specified in charter)


                                 345 Park Avenue
                               New York, NY 10154
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  06/30
                          -----

Date of reporting period: 9/30/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of September 30, 2005  (Unaudited)
------------------------------------------------------------------------------------


The Korea Fund, Inc.

                                                       Shares             Value ($)
                                                    --------------------------------

------------------------------------------------------------------------------------
    Common Stocks 81.2%
------------------------------------------------------------------------------------

Consumer Discretionary 12.1%

Auto Components 6.6%
Hankook Tire Co., Ltd.                                  3,021,893     39,963,702
Hyundai Mobis                                             237,242     19,484,082
Nexen Tire Corp.                                          270,761      6,499,821
Samsung Climate Control Co., Ltd. (a)                     560,224      3,527,237
                                                                     -----------
                                                                      69,474,842

Hotels Restaurants & Leisure 2.1%
Hotel Shilla Co., Ltd.                                    581,047      5,172,905
Kangwon Land, Inc.                                        996,081     16,991,128
                                                                     -----------
                                                                      22,164,033

Internet & Catalog Retail 0.4%
GS Home Shopping, Inc.                                     38,044      3,952,055

Media 1.5%
Cheil Communications, Inc.                                 54,153     10,379,109
Yedang Entertainment Co., Ltd.*                           360,584      5,183,287
                                                                     -----------
                                                                      15,562,396

Multiline Retail 1.1%
Taegu Department Store Co., Ltd. (a)                      904,880     11,663,283

Textiles, Apparel & Luxury Goods 0.4%
BYC Co., Ltd.                                              26,761      4,090,445

Consumer Staples 9.0%

Beverages 0.4%
Hite Brewery Co., Ltd.                                     33,846      4,184,124

Food & Staples Retailing 3.3%
Shinsegae Co., Ltd.                                        91,914     34,087,895

Food Products 3.2%
CJ Corp.                                                   67,424      4,762,002
Crown Confectionary Co., Ltd.                              64,714      9,302,444
Nam Yang Dairy Products Co., Ltd.                          22,771     12,285,647
Nhong Shim Co., Ltd.                                       25,880      6,708,711
                                                                     -----------
                                                                      33,058,804

Tobacco 2.1%
KT&G Corp.                                                514,085     22,267,985

Energy 5.9%

Oil, Gas & Consumable Fuels
S-Oil Corp. (a)                                           560,001     45,884,126
SK Corp.                                                  276,717     16,043,487
                                                                     -----------
                                                                      61,927,613

Financials 16.2%

Banks 5.3%
Jeonbuk Bank (a)                                        1,886,994     15,551,652
Kookmin Bank                                              615,438     36,271,621
Kookmin Bank (ADR)                                         68,312      4,047,486
                                                                     -----------
                                                                      55,870,759

Capital Markets 1.3%
Korea Investment Holdings Co., Ltd.                       295,739      8,644,025
Samsung Securities Co., Ltd.                              111,500      4,701,485
                                                                     -----------
                                                                      13,345,510

Consumer Finance 0.7%
LG Card Co., Ltd.*                                        204,221      7,730,454

Insurance 8.9%
Korean Reinsurance Co.                                  1,112,357     10,233,471
Oriental Fire & Marine Insurance Co.                      395,893     13,999,475
Samsung Fire & Marine Insurance Co., Ltd. (a)             663,110     68,630,455
                                                                     -----------
                                                                      92,863,401

Health Care 0.6%

Pharmaceuticals
Choongwae Pharma Corp.                                     59,975      2,270,256
Yuhan Corp.                                                33,031      4,336,605
                                                                     -----------
                                                                       6,606,861

Industrials 4.7%

Air Freight & Logistics 1.2%
Korea Express Co., Ltd.*                                  204,344     12,337,012

Building Products 0.2%
Samwoo EMC Co., Ltd.                                      510,926      2,595,024

Commercial Services & Supplies 2.1%
Insun ENT Co., Ltd.                                       255,329      3,401,124
S1 Corp.                                                  381,954     18,411,391
                                                                     -----------
                                                                      21,812,515

Construction & Engineering 0.2%
Samho International Co., Ltd.                             141,088      2,291,750

Electrical Equipment 0.6%
KL Tech, Inc.*                                             91,600      2,141,869
LG.Philips LCD Co., Ltd. (ADR)*                           186,147      3,827,182
                                                                     -----------
                                                                       5,969,051

Machinery 0.4%
Korea Iron & Steel Co., Ltd.                              153,793      4,428,826

Information Technology 20.4%

Communications Equipment 0.2%
INTOPS Co., Ltd.                                          109,997      2,345,408

Computers & Peripherals 0.2%
Daeyang E&C Ltd.*                                         251,469      1,672,443

Electronic Equipment & Instruments 3.8%
Ace Digitech Co. Ltd.*                                    286,535      2,463,075
Dae Duck Electronics Co., Ltd.                            244,297      2,434,776
Hankuk Electric Glass Co., Ltd.                            96,394      3,417,900
Interflex Co., Ltd.                                       452,035      6,194,634
Jahwa Electronics Co., Ltd.                               527,917      3,693,143
NEPES Corp.*                                                3,378         44,511
Samsung SDI Co., Ltd.                                     142,119     14,777,107
SE Co., Ltd. (b) (g)                                      636,950      1,916,649
Simm Tech Co., Ltd.                                       739,583      5,237,679
                                                                     -----------
                                                                      40,179,474

Internet Software & Services 0.6%
NHN Corp.*                                                 34,115      5,802,983

Semiconductors & Semiconductor Equipment 15.5%
Mtekvision Co., Ltd.                                       56,318      1,878,166
Phicom Corp.                                              717,516      5,631,486
Samsung Electronics Co., Ltd. (a) (c)                     230,350    129,799,521
Seoul Semiconductor Co., Ltd. (a)                         650,192     16,667,596
SFA Engineering Corp.                                     315,573      7,832,622
                                                                     -----------
                                                                     161,809,391

Software 0.1%
Ahnlab, Inc.                                               80,869      1,596,455

Materials 9.0%

Chemicals 1.3%
LG Chemical Ltd.                                          143,834      6,188,928
Samsung Fine Chemicals Co., Ltd.                          287,682      7,347,126
                                                                     -----------
                                                                      13,536,054

Construction Materials 0.4%
Sungshin Cement Co., Ltd.                                 186,957      4,246,172

Containers & Packaging 0.2%
Youlchon Chemical Co., Ltd.                               237,795      2,575,068

Metals & Mining 7.1%
Dongkuk Steel Mill Co., Ltd.                              792,585     16,292,236
POSCO (a)                                                 254,977     57,177,401
SODIFF Advanced Materials Co., Ltd.                        35,227        636,348
                                                                     -----------
                                                                      74,105,985

Telecommunication Services 3.3%

Wireless Telecommunication Services
SK Telecom Co., Ltd.                                      174,924     33,945,482
------------------------------------------------------------------------------------
Total Common Stocks (Cost $249,636,658)
                                                                     850,099,553

------------------------------------------------------------------------------------
    Preferred Stocks 17.7%
------------------------------------------------------------------------------------

Consumer Discretionary 7.5%

Automobiles
Hyundai Motor Co.                                       1,022,120     51,914,097
Hyundai Motor Co. (2nd)                                   499,954     26,447,015
                                                                     -----------
                                                                      78,361,112

Consumer Staples 1.1%

Food Products
CJ Corp.                                                  201,178      8,290,037
CJ Corp. (2nd)                                             34,073      1,959,157
CJ Corp. (3rd) (Convertible)                               20,446      1,136,433
                                                                     -----------
                                                                      11,385,627

Energy 0.6%

Oil, Gas & Consumable Fuels
S-Oil Corp.                                               105,626      6,771,806

Financials 2.4%

Diversified Financial Services 0.5%
Daishin Securities Co., Ltd.                              450,481      4,964,573

Insurance 1.9%
Samsung Fire & Marine Insurance Co., Ltd.                 361,365     20,258,603

Information Technology 5.7%

Electronic Equipment & Instruments 0.1%
Samsung SDI Co., Ltd.                                      23,231      1,504,950

Semiconductors & Semiconductor Equipment 5.6%
Samsung Electronics Co., Ltd. (c)                         134,164     58,371,305

Materials 0.4%

Chemicals
LG Chemical Ltd.                                          130,644      3,906,174
------------------------------------------------------------------------------------
Total Preferred Stocks (Cost $26,166,910)
                                                                     185,524,150

                                                          Principal
                                                          Amount ($)    Value ($)
                                                   ---------------------------------

------------------------------------------------------------------------------------
    Convertible Bond 0.0%
------------------------------------------------------------------------------------

Consumer Staples
Haitai Confectionery Loan Certificates, Zero Coupon,    9,577,892          8,149
  11/28/2009 (b) (d) (e)
    (Cost $0)

                                                           Shares        Value ($)
                                                  ---------------------------------

------------------------------------------------------------------------------------
    Rights 0.0%
------------------------------------------------------------------------------------

Information Technology
Nepes Corp.*  (Cost $1,263)                                  568          2,050

------------------------------------------------------------------------------------
    Cash Equivalents 0.1%
------------------------------------------------------------------------------------

Scudder Cash Management QP Trust, 3.74%  (f)             807,785         807,785
  (Cost $807,785)
                                                                 % of       Value
                                                           Net Assets         ($)
                                                         -------------------------
Total Investment Portfolio (Cost $ 276,612,616)              99.0  1,036,441,687
Other Assets and Liabilities, Net                             1.0      10,468,151
 ---------------------------------------------------------------------------------
Net Assets                                                  100.0  1,046,909,838

    For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*   Non-income producing security.

(a) Affiliated issuers. An affiliated issuer is a company in which the Fund has ownership of at least 5% of the voting securities. A summary of the Fund's transactions during the nine months ended September 30, 2005 with companies which are or were affiliates is as follows:

                                                                        Realized        Dividend
                                             Purchase       Sales       Gain/           Income
Affiliate              Common Shares         Cost ($)       Cost ($)    (Loss) ($)      ($)+          Value  ($)
------------------------------------------------------------------------------------------------------------------
JeonBuk Bank               1,886,994             -           3,300,224    2,590,158         -         15,551,652
------------------------------------------------------------------------------------------------------------------
Posco                       254,977              -           9,272,272   11,195,099       151,976      57,177,401
------------------------------------------------------------------------------------------------------------------
Samsung Climate             560,224              -             934,798      633,879         -           3,527,237
Control
------------------------------------------------------------------------------------------------------------------
Samsung                     230,350              -           4,259,952   56,161,027         -         129,799,521
Electronics Co.
Ltd.
------------------------------------------------------------------------------------------------------------------
Samsung Fire &               663,110              -           2,178,809    5,565,729         -          68,630,455
Marine Insurance
CO. Ltd
------------------------------------------------------------------------------------------------------------------
S-Oil Corp                  560,001              -             310,314      318,841       503,439     45,884,126
------------------------------------------------------------------------------------------------------------------
Seoul                       650,192              -           4,529,701    4,014,409         -          16,667,596
Semiconductor Co.
Ltd.
------------------------------------------------------------------------------------------------------------------
Taegu Department            904,880              -           2,712,881    1,903,540         -          11,663,283
Store Co. Ltd
------------------------------------------------------------------------------------------------------------------
                                                            65,498,951  82,382,682        655,415     349,556,686
------------------------------------------------------------------------------------------------------------------

+    Net of foreign taxes withheld

(b) Securities valued at fair value by management and approved in good faith following procedures approved by the Directors, amounted to $1,924,798
     (0.2% of net assets at September 30, 2005). Their values have been estimated by management in the absence of readily ascertainable market values. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The cost of these securities at September 30, 2005 aggregated $1,616,637. The securities may also have certain restrictions as to resale.

(c) At September 30, 2005, 18.0% of the Fund's investment portfolio is invested in Samsung Electronics Co., Ltd.

(d)  Company in restructuring process, principal only subject to repayment.

(e)  Amount stated in Korean Won.

(f)  Scudder Cash Management QP Trust is managed by Deutsche Investment
     Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(g) The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange
     Commission under the Securities Act of 1933. The fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

     A Shareholder of SE Co. Ltd. has given the Fund a put option at cost, payable on demand until it has an initial public offering. Information concerning the private placement security at September 30, 2005 is as follows:

                                                                                           As a % of Net
Restricted Security     Acquisition Date           Cost ($)               Value ($)            Assets
------------------------------------------------------------------------------------------------------------
SE Co., Ltd.               12/22/2000              1,616,637              1,916,649             0.2
------------------------------------------------------------------------------------------------------------

ADR: American Depositary Receipt


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         The Korea Fund, Inc.


By:                                 /s/Vincent J. Esposito
                                    -------------------------
                                    Vincent J. Esposito
                                    President

Date:                               November 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         The Korea Fund, Inc.


By:                                 /s/Vincent J. Esposito
                                    -------------------------
                                    Vincent J. Esposito
                                    President

Date:                               November 22, 2005



By:                                 /s/Paul Schubert
                                    -------------------------
                                    Paul Schubert
                                    Chief Financial Officer and Treasurer

Date:                               November 22, 2005